DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500	DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500
The financial statements are prepared on an accrual basis whereas the Form 5500 is prepared on a modified cash basis.

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$764,959,131	$692,298,895

Employee contributions receivable	(6,036)	(1,192,741)
Employer contribution receivable	(16,743,037)	(18,750,919)
Excess contributions refundable	9,117	4,141

Net assets available for benefits per the Form 5500	$748,219,175	$672,359,376

The following is a reconciliation of employer contributions per the financial statements to the Form 5500 for the year ended December 31, 2025:

Employer contributions per financial statements	$16,745,032
Less: Employer contribution receivable at end of year	(16,743,037)
Add: Employer contribution receivable at beginning of year	18,750,919

Employer contributions per the Form 5500	$18,752,914
The following is a reconciliation of employee contributions per the financial statements to the Form 5500 for the year ended December 31, 2025:

Employee contributions per financial statements	$35,002,102
Less: employee contributions receivable at end of year	(6,036)
Add: employee contributions receivable at beginning of year	1,192,741
Corrective distributions included within employee contributions per financial statements	4,976

Employee contributions per the Form 5500	$36,193,783

The following is a reconciliation of corrective distributions per the financial statements to the Form 5500 for the year ended December 31, 2025:

Corrective distributions included within employee contributions per financial statements	$4,976
Less: excess contributions refundable at end of year	(9,117)
Add: excess contributions refundable at beginning of year	4,141

Corrective distributions per the Form 5500	$—